Fees Summary	Nov. 26, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 34,009,380.00
Previously Paid Amount	0.00
Total Fee Amount	4,696.70
Total Offset Amount	$ 0.00
Narrative Disclosure
Net Fee	$ 4,696.70
Narrative - Max Aggregate Offering Price	$ 34,009,380.00
Final Prospectus	true